Segmented Information	9 Months Ended
Jul. 31, 2024
Segmented Information [Abstract]
Segmented Information
12.	Segmented Information
As of July 31, 2024, the Company has one operating segment, being the research and development of novel psychedelic medicine, which takes place primarily in Israel.